Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

1)	Lease Commitments

The Company leases offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

As of June 30, 2021, the Company had one lease arrangement with an unrelated third party with a monthly rental fee of approximately $7,200. The lease term was within 12 months, which will be due in August 2021. As of the date of this report, the Company cannot reasonably assess whether it will renew the lease term.

Lease expenses for the three months ended June 30, 2021 and 2020 were $47,008 and $92,414, respectively. Lease expenses for the six months ended June 30, 2021 and 2020 were $17,093 and $187,538, respectively.

2)	Contingencies

a	2015 Derivative Action

On February 3, 2015, a purported shareholder Kiran Kodali filed a putative shareholder derivative complaint against the Company, alleging that the Company and its former officers and directors violated their fiduciary duties, grossly mismanaged the Company and were unjustly enriched based upon the transfer that was the subject of the Internal Review and other grounds substantially similar to those asserted in the class action complaints.

On July 16, 2019, the Company received a copy of the final order and judgment that the Court entered on July 11, 2019, approving the settlement set forth in the Stipulation. The Stipulation provides for dismissal of the Derivative Action as to the Company and the Individual Defendants, and the Company agrees to adopt or maintain certain corporate governance reforms for at least three years. The Stipulation also provides for attorneys’ fees and expenses to be paid by the Individual Defendants’ insurance carriers to plaintiffs’ counsel.

b	2017 Arbitration with Sorghum

On December 21, 2017, the Company delivered notice (“Notice”) to Sorghum notifying Sorghum that certain recent actions of Sorghum constituted breaches of Sorghum’s covenants under the Exchange Agreement. Specifically, we believe that Sorghum is in breach of Section 6.9 (a and Section 6.11 (b of the Exchange Agreement which required Sorghum to use commercially reasonable efforts and to cooperate fully with the other parties to consummate the transactions contemplated by the Exchange Agreement and to make its directors, officers and employees available in connection with responding in a timely manner to SEC comments. According to the terms of the Exchange Agreement, the Company is entitled to terminate the Exchange Agreement if the breach is not cured within twenty (20 days after the Notice is provided to Sorghum.

On January 25, 2018, the Company filed an arbitration demand (“Arbitration Demand” with the American Arbitration Association (“AAA”) against Sorghum in connection with Sorghum’s breach of the Exchange Agreement.

On July 30, 2018, Arbitrator entered a reasoned award, accepting the Company’s proposal for resolution, awarding the Company damages of $1,436,522 against Sorghum and denying Sorghum’s Counterclaim against the Company in its entirety with prejudice. Sorghum has sought to vacate the arbitration award by filing a petition to vacate the arbitration award in the Supreme Court for the State of New York, New York County. The Court heard the Company and Sorghum’s arguments on May 1, 2019, and entered an order vacating the arbitration award. The Company vigorously opposed and moved to confirm the arbitration award on May 6, 2019. On June 5, 2019, the Company filed a notice of appeal with the New York Supreme Court Appellate Division First Department. The appeal was scheduled to be mediated on November 20, 2019. On November 15, 2019, the Company withdrew its appeal filed June 5, 2019, upon the stipulation of the parties and accordingly, the arbitration award is deemed to be vacated.

c	2018 Court Matter with Shanghai Nonobank Financial Information Service Co. Ltd.

On August 2, 2018, the Company became party to an action filed by Shanghai Nonobank Financial Information Service Co. Ltd. (“Plaintiff”) in the Supreme Court for the State of New York, New York County (“NY Supreme Court” (Index No. 653834/2018 (the “Action”). Plaintiff’s complaint seeks to recover approximately $3.5 million of Plaintiff’s funds that were allegedly required to be held in escrow in New York pursuant to an agreement by and between Plaintiff, Yang Jie and Yi Lin (the “Complaint”). Plaintiff has alleged that the funds were required to be held in escrow in a New York attorney trust account pending the alleged consummation of a merger between Plaintiff’s parent company and the Company. Plaintiff alleged two causes of action against the Company for fraud/fraudulent inducement and conversion. On August 30, 2018, the Company filed a motion to dismiss Plaintiff’s causes of action against the Company. The Court has scheduled oral arguments on the Company’s motion to dismiss for May 1, 2019.

On July 15, 2019, the Company received a copy of the decision and order the Court entered on July 12, 2019, granting the Company’s motion to dismiss the Complaint in its entirety as against the Company without prejudice, with costs and disbursements to the Company as taxed by the Clerk of the Court, and the Clerk is directed to enter judgment accordingly in favor of the Company.

d	2020 Court Matter with Harrison Fund

On April 6, 2020, the Company filed a law suit against Harrison Fund, LLC (“Harrison Fund”) in the United States District Court for the Northern District of California (the “District Court”) (Case No. 3:20-cv-2307). The Company had invested $1,000,000 in Harrison Fund around May 2019. However, Harrison Fund had been reluctant to disclose related investment information to the Company and it was discovered that certain information presented on Harrison Fund’s brochure appeared to be problematic. The Company demanded a return of its investment from Harrison Fund. When the Company failed to obtain a response from Harrison Fund, it filed the complaint against Harrison Fund seeking to recover the $1,000,000 investment.

Due to the uncertainty arising from this pending legal proceeding, a full impairment has been applied against the Company’s investment in financial products.

13.	COMMITMENTS AND CONTINGENCIES

1)	Lease Commitments

The Company leases offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

During the year ended December 31, 2020, the Company early terminated one operating lease arrangement, the Company provided full impairment of $176,225 for right-of-use lease assets for the year ended December 31, 2020.   Accordingly the lease liabilities relating to the operating lease arrangement was extinguished.

As of December 31, 2020, the Company had one lease arrangement with an unrelated third party with a monthly rental fee of approximately $7,200. The lease term was within 12 months, which will be due in August 2021. As of the date of this report, the Company cannot reasonably assess whether it will renew the lease term.

Lease expenses for the year ended December 31, 2020 and 2019 was $192,594 and $ nil, respectively.

2)	Contingencies

a	2015 Derivative Action

On February 3, 2015, a purported shareholder Kiran Kodali filed a putative shareholder derivative complaint against the Company, alleging that the Company and its former officers and directors violated their fiduciary duties, grossly mismanaged the Company and were unjustly enriched based upon the transfer that was the subject of the Internal Review and other grounds substantially similar to those asserted in the class action complaints.

On July 16, 2019, the Company received a copy of the final order and judgment that the Court entered on July 11, 2019, approving the settlement set forth in the Stipulation. The Stipulation provides for dismissal of the Derivative Action as to the Company and the Individual Defendants, and the Company agrees to adopt or maintain certain corporate governance reforms for at least three years. The Stipulation also provides for attorneys’ fees and expenses to be paid by the Individual Defendants’ insurance carriers to plaintiffs’ counsel.

b	2017 Arbitration with Sorghum

On December 21, 2017, the Company delivered notice (“Notice”) to Sorghum notifying Sorghum that certain recent actions of Sorghum constituted breaches of Sorghum’s covenants under the Exchange Agreement. Specifically, we believe that Sorghum is in breach of Section 6.9 (a and Section 6.11 (b of the Exchange Agreement which required Sorghum to use commercially reasonable efforts and to cooperate fully with the other parties to consummate the transactions contemplated by the Exchange Agreement and to make its directors, officers and employees available in connection with responding in a timely manner to SEC comments. According to the terms of the Exchange Agreement, the Company is entitled to terminate the Exchange Agreement if the breach is not cured within twenty (20 days after the Notice is provided to Sorghum.

On January 25, 2018, the Company filed an arbitration demand (“Arbitration Demand” with the American Arbitration Association (“AAA” against Sorghum in connection with Sorghum’s breach of the Exchange Agreement.

On July 30, 2018, Arbitrator entered a reasoned award, accepting the Company’s proposal for resolution, awarding the Company damages of $1,436,522 against Sorghum and denying Sorghum’s Counterclaim against the Company in its entirety with prejudice. Sorghum has sought to vacate the arbitration award by filing a petition to vacate the arbitration award in the Supreme Court for the State of New York, New York County. The Court heard the Company and Sorghum’s arguments on May 1, 2019, and entered an order vacating the arbitration award. The Company vigorously opposed and moved to confirm the arbitration award on May 6, 2019. On June 5, 2019, the Company filed a notice of appeal with the New York Supreme Court Appellate Division First Department. The appeal was scheduled to be mediated on November 20, 2019. On November 15, 2019, the Company withdrew its appeal filed June 5, 2019, upon the stipulation of the parties and accordingly, the arbitration award is deemed to be vacated.

c	2018 Court Matter with Shanghai Nonobank Financial Information Service Co. Ltd.

On August 2, 2018, the Company became party to an action filed by Shanghai Nonobank Financial Information Service Co. Ltd. (“Plaintiff”) in the Supreme Court for the State of New York, New York County (“NY Supreme Court” (Index No. 653834/2018 (the “Action”). Plaintiff’s complaint seeks to recover approximately $3.5 million of Plaintiff’s funds that were allegedly required to be held in escrow in New York pursuant to an agreement by and between Plaintiff, Yang Jie and Yi Lin (the “Complaint”). Plaintiff has alleged that the funds were required to be held in escrow in a New York attorney trust account pending the alleged consummation of a merger between Plaintiff’s parent company and the Company. Plaintiff alleged two causes of action against the Company for fraud/fraudulent inducement and conversion. On August 30, 2018, the Company filed a motion to dismiss Plaintiff’s causes of action against the Company. The Court has scheduled oral arguments on the Company’s motion to dismiss for May 1, 2019.

On July 15, 2019, the Company received a copy of the decision and order the Court entered on July 12, 2019, granting the Company’s motion to dismiss the Complaint in its entirety as against the Company without prejudice, with costs and disbursements to the Company as taxed by the Clerk of the Court, and the Clerk is directed to enter judgment accordingly in favor of the Company.

d	2020 Court Matter with Harrison Fund

On April 6, 2020, the Company filed a law suit against Harrison Fund, LLC (“Harrison Fund”) in the United States District Court for the Northern District of California (the “District Court”) (Case No. 3:20-cv-2307). The Company had invested $1,000,000 in Harrison Fund around May 2019. However, Harrison Fund had been reluctant to disclose related investment information to the Company and it was discovered that certain information presented on Harrison Fund’s brochure appeared to be problematic. The Company demanded a return of its investment from Harrison Fund. When the Company failed to obtain a response from Harrison Fund, it filed the complaint against Harrison Fund seeking to recover the $1,000,000 investment.

Due to the uncertainty arising from this pending legal proceeding, a full impairment has been applied against the Company’s investment in financial products.